Related Party Transactions	12 Months Ended
Dec. 31, 2024
Disclosure of related party [Abstract]
Related Party Transactions
31. RELATED PARTY TRANSACTIONS

The Company’s related parties include its subsidiaries, associates over which it exercises significant influence, and key management personnel. Transactions with the Company's subsidiaries have been eliminated on consolidation.
Compensation of key management personnel
Key management personnel compensation is comprised of:

	2024	2023
Short-term employee benefits (1)	$16.9	$9.9
Post-employment benefits (2)	1.8	1.3
Share-based payments (3)	1.0	4.4
	$19.7	$15.6
(1)Includes annual salary and short-term incentives, RSUs, and PSUs paid by the Company.
(2)Includes annual contributions to retirement savings plans made by the Company.
(3)Includes annual stock option and compensation shares.